6. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Future income tax assets
	December 31,
	2012	2011	2010
Tax loss carry-forwards	$142,000	136,000	126,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(232,000)	(226,000)	(216,000)
Future income tax asset (liability)	$–	$–	$–

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2012	2011	2010
Benefit at Canadian statutory rates	$(19,100)	(10,900)	$(8,100)

Effect of reduction in rate	1,000	800	900
Share based payments issued for exploration	12,100	–	–
Expiry of loss carry forwards	–	–	3,000
Increase (decrease) in valuation allowance	6,000	10,100	4,200
	$–	$–	$–